Fair Value Measurements - Schedule of Assets, Derivative Financial Instrument and Equity Instruments that Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Marketable securities held in Trust Account [Member[ | Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 72,752,485	$ 69,000,000
Over-allotment option [Member] | Level 3 [Member]
Liabilities:
Over-allotment option		11,135
Public Warrants [Member] | Level 3 [Member]
Equity:
Fair value of subject to possible redemption allocation		43,470
Public Rights [Member] | Level 3 [Member]
Equity:
Fair value of subject to possible redemption allocation		$ 3,283,710